2. GOING CONCERN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Accumulated deficit	$ (33,254,492)	$ (14,677,625)
Net loss for the year	(18,576,867)	$ (12,513,900)
Net Cash Provided by (Used in) Operating Activities	$ 45,761,083